Basis of Presentation and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Sep. 30, 2013
Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Authority and its majority and wholly-owned subsidiaries and entities. In accordance with authoritative guidance issued by the Financial Accounting Standards Board (the “FASB”) pertaining to consolidation of variable interest entities, the accounts of Salishan-Mohegan are consolidated into the accounts of Mohegan Ventures-NW, as Mohegan Ventures-NW is deemed to be the primary beneficiary. In addition, the accounts of MG&H, Mohegan Resorts and its subsidiaries were consolidated into the accounts of MTGA Gaming, as MTGA Gaming was deemed to be the primary beneficiary. However, on March 29, 2013, MG&H purchased and acquired all of the Tribe’s membership interests in MG&H and retired the membership interests (refer to Note 1). In consolidation, all intercompany balances and transactions were eliminated.

Revisions

Revisions

The accompanying consolidated financial statements for fiscal year 2012 reflect an adjustment to correct an error in the classification of lender fees associated with the Authority’s March 2012 refinancing transactions. Fees paid to lenders or on behalf of lenders should be reflected as a reduction to the debt proceeds. However, the Authority previously recorded these fees as debt issuance costs within other assets, net. The Authority concluded that this error was not material to its previously issued consolidated financial statements. The effect of this adjustment to the accompanying consolidated balance sheet as of September 30, 2012 was a $17.6 million decrease in other assets, net and long-term debt, net of current portion. The accompanying supplemental condensed consolidating financial statements within Note 16 also have been revised to reflect this adjustment.

The Authority recorded an adjustment to correct an error in the classification of its 2004 7 1⁄8% Senior Subordinated Notes due 2014 as of September 30, 2013, which was incorrectly reflected as long-term debt in the previously reported September 30, 2013 balance sheet. The Authority correctly disclosed current debt in the debt maturities table accompanying Note 6, however, inadvertently reflected these notes as long-term debt in the previously reported September 30, 2013 balance sheet. The effect of the revision on the September 30, 2013 balance sheet was a decrease to long-term debt, net of current portion, and an increase to current portion of long-term debt of $22.1 million. The supplemental condensed consolidating balance sheet within Note 16 also has been revised to reflect this adjustment. The Authority has concluded that this error was not material to the previously issued financial statements.

In addition, certain amounts in the accompanying consolidated financial statements for fiscal year 2012 and 2011 have been reclassified to conform to fiscal year 2013 presentation.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires the Authority to make estimates and judgments that affect the reported amounts of assets and liabilities, revenues and expenses and related disclosures of contingent assets and liabilities. The most significant estimates included in the accompanying consolidated financial statements relate to reserves for doubtful accounts, asset valuation, the liabilities associated with self-insurance, unredeemed Momentum Dollars (formerly referred to as Player’s Club points) and relinquishment, contingencies and litigation. Actual results could differ from these estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consist of deposits that can be redeemed on demand and investments with original maturities of less than 90 days. Cash equivalents are carried at cost, which approximates market value. Cash and cash equivalents include all operating cash and in-house funds.

Restricted Cash

Restricted Cash

Restricted cash consists of deposits that are contractually restricted as to their withdrawal or use. Restricted cash primarily includes cash held by Downs Lodging which use is restricted to payments for construction expenditures in connection with Project Sunlight, including construction period interest and expenses.

Accounts Receivable

Accounts Receivable

Accounts receivable consists primarily of casino receivables, which represent credit extended to approved casino patrons, and hotel and other non-gaming receivables. The Authority maintains a reserve for doubtful collection, which is based on the Authority’s estimate of the probability that these receivables will be collected. The Authority assesses the adequacy of this reserve by continuously evaluating historical experience, creditworthiness of the related patron and all other available information. Future business or economic trends could affect the collectability of these receivables and the related reserve.

Long-Term Receivables

Long-Term Receivables

Long-term receivables consist primarily of receivables from affiliates and tenants and others.

Receivables from affiliates, which are included in other assets, net, in the accompanying consolidated balance sheets, consist primarily of reimbursable costs and expenses advanced by Salishan-Mohegan on behalf of the Cowlitz Tribe for the Cowlitz Project (refer to Note 12) and WTG on behalf of the Menominee Tribe for the Menominee Project (refer to Note 13). The Salishan-Mohegan receivables are payable upon: (1) the receipt of necessary financing for the development of the proposed casino, and (2) the related property being taken into trust by the United States Department of the Interior. Due to the uncertainty in the development of the Cowlitz Project, the Authority maintains a reserve for doubtful collection of the Salishan-Mohegan receivables, which is based on the Authority’s estimate of the probability that the receivables will be collected. The Authority assesses the reserve for doubtful collection of the Salishan-Mohegan receivables for adequacy on a quarterly basis. Future developments in the receipt of financing, the relevant land being taken into trust or other matters affecting the Cowlitz Project could affect the collectability of the Salishan-Mohegan receivables and the related reserve. The WTG receivables are fully reserved. The WTG receivables are payable upon the receipt of necessary financing for the development of the proposed casino, subject to certain conditions.

Receivables from tenants and others, which are primarily included in other assets, net, in the accompanying consolidated balance sheets, consist primarily of funds loaned to various tenants at Mohegan Sun and Mohegan Sun at Pocono Downs. Loan terms range up to twelve years, subject to renewals. The Authority maintains a reserve for doubtful collection of receivables from tenants, which is based on the Authority’s estimate of the probability that these receivables will be collected considering historical experience, creditworthiness of the related tenant and all other available information.

The following table presents a reconciliation of long-term receivables, including current portions, and the related reserves for doubtful collection of these long-term receivables (in thousands):

	Long-Term Receivables
	Affiliates	Tenants and Others	Total
Balance, September 30, 2012 (1)	$49,841	$3,533	$53,374
Additions:
Issuance of affiliate advances and tenant and other loans, including interest receivable	7,941	136	8,077
Deductions:
Payments received	—	(139)	(139)

Balance, September 30, 2013 (1)	$57,782	$3,530	$61,312

(1)	Includes interest receivable of $29.1 million and $22.9 million as of September 30, 2013 and 2012, respectively. The WTG receivables no longer accrue interest pursuant to a release and reimbursement agreement entered into in September 2010.

	Reserves for Doubtful Collection of Long-Term Receivables
	Affiliates	Tenants and Others	Total
Balance, September 30, 2012	$21,807	$70	$21,877
Additions:
Charges to bad debt expense	2,382	—	2,382
Deductions:
Adjustments	—	(9)	(9)

Balance, September 30, 2013	$24,189	$61	$24,250

Inventories

Inventories

Inventories are stated at the lower of cost or market value and consist primarily of food and beverage, retail, hotel and operating supplies. Cost is determined using the average cost method. The Authority reduces the carrying value of slow-moving inventory to net realizable value, based on the Authority’s estimate of the amount of inventory that may not be utilized in future operations. Future business trends could affect the timely use of inventories.

Property and Equipment and Capitalized Interest

Property and Equipment

Property and equipment are stated at cost. Depreciation is recognized over the estimated useful lives of the assets, other than land, on a straight-line basis. Leasehold improvements are amortized over the shorter of the lease terms or the estimated useful lives of the improvements. Estimated useful lives by asset categories are as follows:

Buildings and land improvements	40 years
Furniture and equipment	3 - 7 years

The costs of significant improvements are capitalized. Costs of normal repairs and maintenance are expensed as incurred. Gains or losses on disposition of property and equipment are reflected in the accompanying consolidated financial statements.

Property and equipment are assessed for impairment whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable. If it is determined that the carrying amounts may not be recoverable based on current and future levels of income and cash flows, as well as other factors, an impairment loss will be recognized at such time. As of September 30, 2013 and 2012, the Authority assessed its property and equipment for impairment and determined that no impairment existed.

Capitalized Interest

Interest costs incurred in connection with major development and construction projects are capitalized and included in the cost of the related project. Under instances where no debt is directly incurred in connection with a project, interest is capitalized on amounts expended on the project utilizing the weighted-average interest cost of the Authority’s outstanding borrowings. Capitalization of interest ceases when a project is substantially completed or development activity is suspended for an extended period of time.

Goodwill

Goodwill

In accordance with authoritative guidance issued by the FASB pertaining to goodwill, the goodwill associated with the acquisition of the Pennsylvania Facilities is not subject to amortization, but is assessed at least annually for impairment by comparing its fair value to its carrying value. The fair value is determined utilizing an income approach based on projected discounted cash flows from the Pennsylvania Facilities, exclusive of capital expenditures requirements. If the carrying value of the goodwill exceeds its fair value, an impairment loss will be recognized to the extent that the carrying value of the goodwill exceeds its implied fair value. The income approach requires the Authority to make assumptions regarding future revenues and expenses, discount rates and the terminal value based on a market multiple of the Pennsylvania Facilities. As of September 30, 2013 and 2012, the Authority assessed the goodwill for impairment and determined that no impairment existed. If any of the following occurs, the goodwill may be impaired and subject to a non-cash write-down in a future period, which could have a material adverse impact on the accompanying consolidated financial statements: (1) if estimates of projected cash flows from the Pennsylvania Facilities are not met; (2) if the discount rate increases; (3) if terminal growth rates decrease; or (4) if market multiples decrease.

Other Intangible Assets

Other Intangible Assets

Intangible assets relate primarily to the Pennsylvania Facilities, Mohegan Sun, MBC and Mohegan Golf.

In connection with the acquisition of the Pennsylvania Facilities, the Authority recorded a slot machine license intangible asset of $214.0 million. In October 2006, a one-time slot machine license fee of $50.0 million was paid to the Pennsylvania Gaming Control Board (the “PGCB”) and added to the existing slot machine license intangible asset. In June 2010, a one-time table game certificate fee of $16.5 million was paid to the PGCB and classified as an intangible asset. The slot machine license and table game certificate intangible assets, with indefinite useful lives, are assessed as a single unit of accounting at least annually for impairment by comparing the fair value of the recorded assets to their carrying value. Their fair value is determined utilizing an income approach based on projected discounted cash flows from the Pennsylvania Facilities, exclusive of a required rate of return of all other assets and exclusive of capital expenditures requirements. If the carrying value exceeds the fair value, an impairment loss will be recognized to the extent that the carrying value exceeds the fair value. The income approach requires the Authority to make assumptions regarding future revenues and expenses, discount rates and the terminal value based on a perpetual growth rate of the Pennsylvania Facilities. As of September 30, 2013 and 2012, the Authority assessed the intangible assets for impairment and determined that no impairment existed. If any of the following occurs, the intangible assets may be impaired and subject to a non-cash write-down in a future period, which could have a material adverse impact on the accompanying consolidated financial statements: (1) if estimates of projected cash flows from the Pennsylvania Facilities are not met; (2) if the discount rate increases; or (3) if the terminal value decreases.

In connection with a relinquishment agreement (refer to Note 11), Trading Cove Associates (“TCA”) granted the Authority an exclusive, irrevocable, perpetual, world-wide and royalty-free license with respect to trademarks and other similar rights, including the “Mohegan Sun” name. The Mohegan Sun trademark intangible asset of $119.7 million is no longer subject to amortization, as it is deemed to have an indefinite useful life, and is assessed at least annually for impairment by comparing its fair value to its carrying value. The fair value is determined utilizing the income approach – relief from royalty method based on projected revenues from Mohegan Sun and Mohegan Sun at Pocono Downs. If the carrying value exceeds the fair value, an impairment loss will be recognized to the extent that the carrying value exceeds the fair value. The income approach requires the Authority to make assumptions regarding future revenues, discount rates, royalty rate and the terminal value based on a perpetual growth rate of Mohegan Sun and Mohegan Sun at Pocono Downs. As of September 30, 2013 and 2012, the Authority assessed the Mohegan Sun trademark for impairment and determined that no impairment existed. If any of the following occurs, the Mohegan Sun trademark may be impaired and subject to a non-cash write-down in a future period, which could have a material adverse impact on the accompanying consolidated financial statements: (1) if estimates of projected cash flows from Mohegan Sun and Mohegan Sun at Pocono Downs are not met; (2) if the discount rate increases; or (3) if the perpetual growth rate decreases.

In connection with the acquisitions of the WNBA franchise and the assets of Pautipaug Country Club Inc., the Authority recorded a franchise value intangible asset and a membership intangible asset, respectively. These intangible assets, with definite useful lives, are assessed for impairment whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable.

Deferred Financing Costs

Deferred Financing Costs

Debt issuance costs incurred in connection with the issuance of long-term debt are capitalized and amortized to interest expense based on the related debt agreements on a straight-line basis, which approximates the effective interest method. Unamortized amounts are included in other assets, net, in the accompanying consolidated balance sheets.

Self-insurance Accruals

Self-insurance Accruals

The Authority is self-insured up to certain limits for costs associated with workers’ compensation, general liability and employee medical coverage. Insurance claims and reserves include accruals of estimated settlements of known claims, as well as accruals of estimates of incurred but not reported claims. These accruals are included in other current liabilities in the accompanying consolidated balance sheets. In estimating self-insurance accruals, the Authority considers historical loss experiences and expected levels of costs per claim. Claims are accounted for based on estimates of undiscounted claims, including claims incurred but not reported. The Authority believes that this method provides a consistent and effective way to measure these liabilities; however, changes in health care costs, accident frequency and severity and other factors could materially impact estimated liabilities. The Authority continuously monitors estimates and makes adjustments when necessary.

Unredeemed Player Club Points

Unredeemed Momentum Dollars (formerly Player’s Club Points)

The Authority maintains an accrual for unredeemed Momentum Dollars (formerly referred to as Player’s Club points). This accrual is based on the estimated cost of Momentum Dollars expected to be redeemed as of the respective balance sheet date. The Authority assesses the adequacy of this accrual by periodically evaluating historical redemption experiences and projected trends related to the accrual. Actual results could differ from these estimates.

Base Jackpots

Base Jackpots

Base jackpots represent the fixed minimum amount of payouts from slot machines for a specific combination. The Authority recognizes base jackpots as reductions to revenues when it becomes obligated to pay such jackpots.

Relinquishment Liability

Relinquishment Liability

In accordance with authoritative guidance issued by the FASB pertaining to the accounting for contingencies, the Authority recorded a relinquishment liability based on the estimated present value of its obligations under a relinquishment agreement with TCA (refer to Note 11). The Authority reassesses projected revenues and consequently the relinquishment liability: (1) annually in conjunction with its budgeting process, or (2) when necessary to account for material increases or decreases in projected revenues over the relinquishment period. If the reassessment results in an overall increase in projected revenues over the relinquishment period, the relinquishment liability is increased by 5% of such increase in revenues, discounted at the Authority’s risk-free rate of investment, which is an incremental layer. If the reassessment results in an overall decrease to projected revenues over the relinquishment period, the relinquishment liability is decreased by 5% of such decrease in revenues, discounted on the basis of a weighted-average discount rate, which is a decremental layer. The weighted-average discount rate is defined as the average discount rate utilized to discount all previous incremental layers weighted by the amount of each incremental layer. In addition, the Authority recognizes a quarterly accretion to the relinquishment liability to reflect the impact of the time value of money. Since the calculation of this liability requires a high level of estimates and judgments (including those related to projected revenues and impact and timing of future competition), future events that affect such estimates and judgments may cause the actual liability to materially differ from the current estimate.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The fair value amounts presented below are reported to satisfy disclosure requirements pursuant to authoritative guidance issued by the FASB pertaining to disclosures about fair values of financial instruments and are not necessarily indicative of amounts that the Authority could realize in a current market transaction.

The Authority applies the following fair value hierarchy, which prioritizes the inputs utilized to measure fair value into three levels:

•	Level 1—Quoted prices for identical assets or liabilities in active markets;

•	Level 2—Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets or valuations based on models where the significant inputs are observable or can be corroborated by observable market data; and

•	Level 3—Valuations based on models where the significant inputs are unobservable. The unobservable inputs reflect the Authority’s estimates or assumptions that market participants would utilize in pricing such assets or liabilities.

The Authority’s assessment of the significance of a particular input requires judgment and may affect the valuation of financial assets and liabilities and their placement within the fair value hierarchy.

The carrying amount of cash and cash equivalents, receivables, trade payables and promissory notes approximates fair value. The estimated fair value of the Authority’s financing facilities and notes were as follows (in thousands):

	September 30, 2013
	Carrying Value	Fair Value
Bank Credit Facility	$393,000	$393,491
Term Loan Facility	$221,995	$229,781
2009 11 1⁄2% Second Lien Senior Secured Notes	$195	$225
2012 11 1⁄2% Second Lien Senior Secured Notes	$190,902	$225,025
2013 9 3⁄4% Senior Unsecured Notes	$500,000	$524,375
2004 7 1⁄8% Senior Subordinated Notes	$21,156	$20,812
2005 6 7⁄8% Senior Subordinated Notes	$9,654	$9,473
2012 11% Senior Subordinated Notes	$271,022	$272,438

The estimated fair values of the Authority’s financing facilities and notes were based on Level 2 inputs (quoted market prices or prices of similar instruments) on or about September 30, 2013.

Revenue Recognition

Revenue Recognition

The Authority recognizes gaming revenues as amounts wagered less prizes paid out. Revenues from food and beverage, hotel, retail, entertainment and other services are recognized at the time such service is performed. Minimum rental revenues are recognized on a straight-line basis over the terms of the related leases. Percentage rental revenues are recognized in the periods in which the tenants exceed their respective percentage rent thresholds.

Promotional Allowances

Promotional Allowances

The Authority operates a program, without membership fees, for patrons at Mohegan Sun, Mohegan Sun at Pocono Downs and its managed property, Resorts Atlantic City. This program provides complimentary food and beverage, hotel, retail, entertainment and other services to patrons, as applicable, based on points that are awarded for patrons’ gaming activities. Points may be utilized to purchase, among other things, items at retail stores and restaurants located within Mohegan Sun, Mohegan Sun at Pocono Downs and Resorts Atlantic City. Points also may be utilized at The Shops at Mohegan Sun and the Mohegan Sun gasoline and convenience center, as well as to purchase hotel services and tickets to entertainment events held at facilities located at Mohegan Sun, Mohegan Sun at Pocono Downs and Resorts Atlantic City. The retail value of these complimentary items is included in gross revenues when redeemed at facilities operated by the Authority and then deducted as promotional allowances to arrive at net revenues. The cost associated with reimbursing third parties for the value of complimentary items redeemed at third-party outlets is charged to gaming costs and expenses. Effective October 1, 2013, this program, formerly referred to as the Player’s Club program, was restructured and renamed “Momentum,” and points issued under the program, formerly referred to as Player’s Club points, are now referred to as “Momentum Dollars.”

In addition, the Authority offers ongoing promotional coupon programs to patrons for the purchase of food and beverage, hotel and retail amenities offered within Mohegan Sun and Mohegan Sun at Pocono Downs, as applicable. The retail value of items or services purchased with coupons at facilities operated by the Authority is included in gross revenues and the respective coupon value is deducted as promotional allowances to arrive at net revenues. The cost associated with reimbursing third parties for the value of coupons redeemed at third-party outlets is charged to gaming costs and expenses.

The retail value of providing promotional allowances was included in revenues as follows (in thousands):

	For the Fiscal Years Ended
	September 30, 2013	September 30, 2012	September 30, 2011
Food and beverage	$38,390	$40,925	$43,710
Hotel	13,799	14,127	14,850
Retail, entertainment and other	43,668	44,145	50,249

Total	$95,857	$99,197	$108,809

The estimated cost of providing promotional allowances was included in gaming costs and expenses as follows (in thousands):

	For the Fiscal Years Ended
	September 30, 2013	September 30, 2012	September 30, 2011
Food and beverage	$34,194	$37,140	$40,803
Hotel	7,216	7,754	8,873
Retail, entertainment and other	40,167	40,501	42,245

Total	$81,577	$85,395	$91,921

In certain circumstances, the Authority also offers discounts on patron losses and cash inducements at Mohegan Sun and Mohegan Sun at Pocono Downs, which are recognized as reductions to gaming revenues. Reductions to gaming revenues related to discounts provided on patron losses totaled $11.0 million, $10.7 million and $9.7 million for the fiscal years ended September 30, 2013, 2012 and 2011, respectively. Reductions to gaming revenues related to Momentum Dollars redeemed for cash totaled $1.4 million, $1.1 million and $933,000 for the fiscal years ended September 30, 2013, 2012 and 2011, respectively.

Gaming Costs and Expenses

Gaming Costs and Expenses

Gaming costs and expenses primarily include portions of gaming revenues that must be paid to the State of Connecticut and the PGCB. Gaming costs and expenses also include, among other things, payroll costs, expenses associated with the operation of slot machines, table games, poker, live harness racing and racebook, certain marketing expenditures and promotional expenses related to Momentum Dollar and coupon redemptions.

Advertising Costs and Expenses

Advertising Costs and Expenses

Production costs are expensed the first time the advertisement takes place. Prepaid rental fees associated with billboard advertisements are capitalized and amortized over the terms of the related rental agreements. Advertising costs and expenses totaled $28.2 million, $28.2 million and $27.0 million for the fiscal years ended September 30, 2013, 2012 and 2011, respectively. As of September 30, 2013 and 2012, prepaid advertising was $19,000 and $767,000, respectively.

Corporate Costs and Expenses

Corporate Costs and Expenses

Corporate costs and expenses represent an allocation of certain governmental and administrative costs, payroll costs, professional fees and various other expenses not directly related to the Authority’s operations at Mohegan Sun or Mohegan Sun at Pocono Downs. In addition, Corporate costs and expenses include costs associated with various gaming diversification efforts, which are expensed as incurred, except when reimbursable by a third-party.

Severance Costs and Expenses

Severance Costs and Expenses

In September 2012, the Authority implemented a workforce reduction of approximately 330 positions in Uncasville, Connecticut, in an effort to further streamline its organization and better align operating costs with current market and business conditions. In addition, in March 2013, the Authority implemented a workforce reduction at its Pennsylvania Facilities. The costs associated with related post-employment severance benefits were expensed at the time the termination was communicated to the employees. Cash payments related to the September 2012 workforce reduction commenced in October 2012 and are anticipated to be completed in September 2014. Cash payments related to the March 2013 workforce reduction commenced in March 2013 and were completed in August 2013. The Authority does not anticipate incurring any additional severance charges in connection with these workforce reductions, other than charges that may arise from adjustments to the initial estimates utilized under the plans. The following table presents a reconciliation of the related severance liability by business segment (in thousands):

	Mohegan Sun	Corporate	Mohegan Sun at Pocono Downs	Total
Balance, September 30, 2012	$12,497	$24	$—	$12,521
Accrued severance at measurement date	—	—	124	124
Adjustments	(146)	—	51	(95)
Cash payments	(10,934)	(24)	(175)	(11,133)

Balance, September 30, 2013	$1,417	$—	$—	$1,417

Pre-Opening Costs and Expenses

Pre-Opening Costs and Expenses

In accordance with authoritative guidance issued by the FASB pertaining to the reporting on the costs of start-up activities, pre-opening costs and expenses are expensed as incurred.

Investments in Unconsolidated Affiliates

Investments in Unconsolidated Affiliates

In October 2012, the Authority, through its indirect wholly-owned subsidiary, MGA Holding NJ, LLC, acquired a 10% ownership interest in Resorts Atlantic City. The Authority’s investment in Resorts Atlantic City is accounted for under the equity method as the Authority has significant influence.

Income Taxes

Income Taxes

The Tribe is a sovereign Indian nation with independent legal jurisdiction over its people and land. Like other sovereign governments, the Tribe and its entities, including the Authority, are not subject to federal, state or local income taxes.